Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	194,585,376	4,775,272
Common stock shares outstanding	194,585,376	4,775,272
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock shares outstanding	811,878	795,878
Common stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock par or stated value per share	$ 0.01
Series A Preferred Stock [Member]
Preferred stock shares authorized	800,000	800,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Series B Preferred Stock [Member]
Preferred stock shares authorized	16,000	16,000
Preferred stock shares issued	16,000	0
Preferred stock shares outstanding	16,000	0
Preferred stock par or stated value per share	$ 0.01	$ 0.01